Reconciliation of the numerators and denominators (Details) - USD ($) $ / shares in Units, shares in Millions, $ in Millions	3 Months Ended		12 Months Ended
	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2015	Sep. 30, 2014	Sep. 30, 2013
Earnings Per Share [Abstract]
Cash dividends common, per share	$ 0.26	$ 0.22	$ 1.04	$ 0.88	$ 0.76
Income from continuing operations			$ 1,439	$ 1,404	$ 992
Income Available to Common Shareholders
Income (loss) from discontinued operations			(124)	189	(186)
Basic income available to common shareholders			$ 1,563	$ 1,215	$ 1,178
Weighted Average Shares Outstanding
Basic weighted average shares outstanding			655.2	666.9	683.7
Effect of dilutive securities:
Stock options and unvested restricted stock			6.3	7.9	5.5
Diluted weighted average shares outstanding			661.5	674.8	689.2
Antidilutive Securities
Options to purchase common shares			0.4	0.1	0.8